Income Taxes (Details 3) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Credit carryforwards
Credit carryforwards		$ 1,952,000	$ 1,553,000	$ 866,000
Reduction of net operating losses as a result of previous ownership changes	1,200,000
Reduction of research and development credits as a result of previous ownership changes	8,000
Uncertain Tax Positions
Unrecognized tax benefits	0	0
Federal | Research and development
Credit carryforwards
Credit carryforwards		783,000	783,000	442,000
Benefit due to retroactive extension	345,000
Net benefit due to retroactive extension	0
California | Research and development
Credit carryforwards
Credit carryforwards		$ 1,169,000	$ 770,000	$ 424,000